Note Offsetting of financial assets and liabilities (Offsetting of financial liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative Liability Fair Value Net
Derivatives gross amount of recognized liabilities	$ 14,431	$ 12,842
Derivatives gross amounts asset offset in the statement of financial position	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	14,431	12,842
Derivatives gross amount not offset financial instruments	121	551
Derivatives gross amounts not offset securities collateral received	8	747
Derivatives gross amount not offset cash collateral pledged	0	0
Derivative Liability, Fair Value, Amount Offset Against Collateral, Total	14,302	11,544
Securities Borrowed Amount Offset Against Collateral
Repurchase agreements gross amount of recognized liabilities	390,921	479,425
Repurchase agreements gross amount asset offset in the statement of financial position	0	0
Securities Sold Under Agreements To Repurchase Offsetting	390,921	479,425
Repurchase agreements gross amount not offset financial instruments	0	0
Repurchase agreeements gross amount not offset securities collateral pledged	390,921	479,425
Repurchase agreements gross amounts not offset cash collateral pledged	0	0
Securities Sold Under Agreements To Repurchase Amount Offset Against Collateral	0	0
Offsetting Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned
Total gross amount of recognized liabilities	405,352	492,267
Total gross amounts of asset offset in the statement of financial position	0	0
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned	405,352	492,267
Total gross amounts not offset financial instruments	121	551
Total gross amounts not offset securities collateral pledged	390,929	480,172
Total gross amounts not offset cash collateral pledged	0	0
Derivative Liability Securities Sold Under Agreements To Resell Securities Loaned Amount Offset Against Collateral	$ 14,302	$ 11,544